6. SALE OF ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Proceeds from sale of assets	$ 0	$ 1,515
Gain on sale of assets	$ 0	$ 1,515